iShares
®
MSCI Global Gold Miners ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  4 .2%
Catalyst Metals Ltd.
(a) (b)
..................... 1,607,761 $ 6,051,937
Emerald Resources NL
(b)
.................... 4,154,575 17,834,682
Genesis Minerals Ltd.
(b)
..................... 7,264,644 30,909,174
Ora Banda Mining Ltd.
(a) (b)
................... 8,851,369 8,783,509
Regis Resources Ltd. ...................... 3,689,064 16,355,518
Resolute Mining Ltd.
(b)
..................... 13,337,480 12,438,422
West African Resources Ltd.
(b)
................ 2,594,213 5,941,135
Westgold Resources Ltd. ................... 4,813,222 17,940,382
116,254,759
a
Canada  —  55 .9%
Agnico Eagle Mines Ltd. .................... 1,871,269 344,053,433
Alamos Gold, Inc. , Class A .................. 2,047,329 83,992,985
Aris Mining Corp.
(b)
........................ 991,296 17,961,465
B2Gold Corp. ........................... 7,280,363 34,853,223
Barrick Mining Corp. ....................... 5,889,176 251,602,993
Centerra Gold, Inc. ........................ 1,661,713 29,337,464
Eldorado Gold Corp. ....................... 1,285,593 43,435,913
Equinox Gold Corp. ....................... 4,043,288 55,136,412
G Mining Ventures Corp.
(a) (b)
.................. 779,066 24,389,431
IAMGOLD Corp.
(b)
........................ 3,131,766 56,654,150
Kinross Gold Corp. ........................ 4,297,743 130,554,874
Lundin Gold, Inc. ......................... 611,383 40,820,952
McEwen, Inc.
(a) (b)
......................... 354,568 7,761,493
OceanaGold Corp. ........................ 1,126,451 34,022,718
Pan American Silver Corp. ................... 1,772,464 101,219,375
SSR Mining, Inc.
(b)
........................ 1,338,393 41,831,759
Torex Gold Resources, Inc. .................. 659,062 30,222,246
Wesdome Gold Mines Ltd.
(b)
................. 1,203,069 24,407,819
Wheaton Precious Metals Corp. ............... 1,532,033 205,982,401
1,558,241,106
a
China  —  4 .5%
China Gold International Resources Corp. Ltd. ..... 1,250,600 24,091,276
Zijin Mining Group Co. Ltd. , Class A ............ 2,587,835 11,704,519
Zijin Mining Group Co. Ltd. , Class H ............ 21,714,000 91,029,797
126,825,592
a
Hong Kong  —  0 .4%
Zijin Gold International Co. Ltd. ............... 717,900 11,919,272
a
Russia  —  0 .0%
Polyus PJSC
(b) (c)
......................... 625,470 8
a
Security Shares Value
a
South Africa  —  11 .4%
Anglogold Ashanti PLC ..................... 1,341,219 $ 128,316,313
DRDGOLD Ltd.
(a)
......................... 6,466,037 17,053,597
Gold Fields Ltd. .......................... 3,036,676 119,758,515
Harmony Gold Mining Co. Ltd. ................ 2,924,700 53,503,156
318,631,581
a
Turkey  —  0 .4%
Turk Altin Isletmeleri A.S.
(a) (b)
................. 11,263,622 10,686,353
a
United Kingdom  —  3 .3%
Endeavour Mining PLC ..................... 879,939 54,086,868
Hochschild Mining PLC ..................... 3,049,700 25,206,853
Pan African Resources PLC ................. 6,165,777 11,391,123
90,684,844
a
United States  —  19 .6%
Coeur Mining, Inc. ........................ 2,502,600 48,350,232
Coeur Mining, Inc. ........................ 2,480,573 47,860,764
Newmont Corp. .......................... 4,108,537 451,158,448
547,369,444
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,605,120,450 ) ............................... 2,780,612,959
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 46,674,349 46,688,351
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 1,159,378 1,159,378
a
Total Short-Term Securities — 1.7%
(Cost: $ 47,844,185 ) ................................. 47,847,729
Total Investments —  101.4%
(Cost: $ 1,652,964,635 ) ............................... 2,828,460,688
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (39,061,573)
Net Assets — 100.0% ................................. $ 2,789,399,115
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,166,918 $ 30,540,327
(a)
$ — $ (21,028) $ 2,134 $ 46,688,351 46,674,349 $ 344,475
(b)
$ —

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Gold Miners ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 520,000 $ 639,378
(a)
$ — $ — $ — $ 1,159,378 1,159,378 $ 45,017 $ —
$ — $ (21,028) $ 2,134
$ 47,847,729
$ 389,492 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 24 06/18/26 $ 7,043 $ 52,042
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,116,296,903 $ 664,316,048 $ 8 $ 2,780,612,959
Short-Term Securities
Money Market Funds ...................................... 47,847,729 — — 47,847,729
$ 2,164,144,632 $ 664,316,048 $ 8 $ 2,828,460,688
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 52,042 $ — $ — $ 52,042
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Global Gold Miners ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Portfolio Abbreviation
PJSC Public Joint Stock Company